Intangible and tangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible and tangible assets
Schedule of intangible assets

As of December 31, 2024		Amortization and
(M$)	Cost	impairment	Net
Goodwill	11,654	(389)	11,265
Proved mineral interests	18,218	(9,518)	8,700
Unproved mineral interests	14,124	(2,974)	11,150
Other intangible assets	7,204	(4,081)	3,123
TOTAL INTANGIBLE ASSETS	51,200	(16,962)	34,238

As of December 31, 2023		Amortization and
(M$)	Cost	impairment	Net
Goodwill	10,484	(533)	9,951
Proved mineral interests	17,713	(9,704)	8,009
Unproved mineral interests	14,976	(2,624)	12,352
Other intangible assets	7,354	(4,583)	2,771
TOTAL INTANGIBLE ASSETS	50,527	(17,444)	33,083

As of December 31, 2022		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,010	(360)	8,650
Proved mineral interests	18,025	(10,088)	7,937
Unproved mineral interests	15,962	(2,946)	13,016
Other intangible assets	6,795	(4,467)	2,328
TOTAL INTANGIBLE ASSETS	49,792	(17,861)	31,931

Schedule of change in net intangible assets

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2024	33,083	1,438	(19)	(1,502)	(494)	1,732	34,238
2023	31,931	1,244	(458)	(1,630)	148	1,848	33,083
2022	32,484	1,991	(75)	(1,582)	(423)	(464)	31,931

Summary of changes in carrying amount of goodwill by business segment

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2024	Increases	Impairments	Other	December 31, 2024
Exploration & Production	2,491	–	–	(9)	2,482
Integrated LNG	2,857	454	–	(7)	3,304
Integrated Power	3,666	1,209	–	(515)	4,360
Refining & Chemicals	538	128	–	(23)	643
Marketing & Services	396	81	–	(4)	473
Corporate	3	–	–	–	3
TOTAL	9,951	1,872	–	(558)	11,265

Schedule of property, plant and equipment, including analysis of changes

As of December 31, 2024		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	202,731	(140,850)	61,881
Unproved properties	1,370	(160)	1,210
Work in progress	20,640	(312)	20,328
Subtotal	224,741	(141,322)	83,419
Other property, plant and equipment
Land	2,598	(1,044)	1,554
Machinery, plant and equipment (including transportation equipment)	39,315	(27,116)	12,199
Buildings	9,390	(6,192)	3,198
Work in progress	4,382	(31)	4,351
Other	12,059	(7,685)	4,374
Subtotal	67,744	(42,068)	25,676
TOTAL PROPERTY, PLANT AND EQUIPMENT	292,485	(183,390)	109,095

As of December 31, 2023		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	201,961	(144,082)	57,879
Unproved properties	1,455	(268)	1,187
Work in progress	23,729	(443)	23,286
Subtotal	227,145	(144,793)	82,352
Other property, plant and equipment
Land	2,837	(1,008)	1,829
Machinery, plant and equipment (including transportation equipment)	38,769	(27,222)	11,547
Buildings	9,529	(6,105)	3,424
Work in progress	5,262	(23)	5,239
Other	12,344	(7,819)	4,525
Subtotal	68,741	(42,177)	26,564
TOTAL PROPERTY, PLANT AND EQUIPMENT	295,886	(186,970)	108,916

As of December 31, 2022		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	210,079	(146,571)	63,508
Unproved properties	1,023	(268)	755
Work in progress	20,294	(688)	19,606
Subtotal	231,396	(147,527)	83,869
Other property, plant and equipment
Land	3,089	(1,039)	2,050
Machinery, plant and equipment (including transportation equipment)	37,002	(26,079)	10,923
Buildings	10,230	(6,627)	3,603
Work in progress	3,960	(23)	3,937
Other	10,401	(7,682)	2,719
Subtotal	64,682	(41,450)	23,232
TOTAL PROPERTY, PLANT AND EQUIPMENT	296,078	(188,977)	107,101

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2024	108,916	13,471	(573)	(12,076)	(1,806)	1,163	109,095
2023	107,101	16,478	(3,781)	(12,448)	415	1,151	108,916
2022	106,559	13,699	(951)	(12,275)	(2,236)	2,305	107,101

Schedule of facilities and equipment under leases

As of December 31, 2024		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	5,918	(2,611)	3,307
Other property, plant and equipment
Land	1,183	(453)	730
Machinery, plant and equipment (including transportation equipment)	5,371	(2,760)	2,611
Buildings	1,365	(703)	662
Other	898	(534)	364
Subtotal	8,817	(4,450)	4,367
TOTAL PROPERTY, PLANT AND EQUIPMENT	14,735	(7,061)	7,674

As of December 31, 2023		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	4,770	(1,927)	2,843
Other property, plant and equipment
Land	1,383	(415)	968
Machinery, plant and equipment (including transportation equipment)	4,751	(2,235)	2,516
Buildings	1,332	(614)	718
Other	908	(529)	379
Subtotal	8,374	(3,793)	4,581
TOTAL PROPERTY, PLANT AND EQUIPMENT	13,144	(5,720)	7,424

As of December 31, 2022		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	4,497	(2,121)	2,376
Other property, plant and equipment
Land	1,396	(397)	999
Machinery, plant and equipment (including transportation equipment)	4,691	(2,100)	2,591
Buildings	1,750	(615)	1,135
Other	745	(483)	262
Subtotal	8,582	(3,595)	4,987
TOTAL PROPERTY, PLANT AND EQUIPMENT	13,079	(5,716)	7,363